Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 81,245	$ 96,118	$ 227,287	$ 323,745
Voyage expenses	(28,465)	(34,574)	(84,674)	(99,842)
Vessel operating expenses	(16,425)	(13,970)	(47,046)	(45,114)
Operating expense component	(2,373)	(3,082)	(8,395)	(8,812)
Vessel lease expense component	(2,183)	(2,835)	(7,725)	(8,109)
Depreciation	(8,755)	(7,833)	(24,308)	(22,414)
Amortization of deferred drydock expenditures	(1,621)	(997)	(3,799)	(2,692)
General and administrative expenses
Corporate	(5,265)	(6,274)	(15,046)	(16,648)
Commercial and chartering	(1,089)	(1,212)	(3,577)	(3,296)
Gain on vessel sold			0	12,322
Unrealized losses on derivatives		(26)	0	(26)
Interest expense and finance costs	(1,744)	(1,103)	(3,721)	(5,673)
Loss on extinguishment of debt	(469)		(469)	0
Gain on extinguishment of finance leases			0	1,432
Interest income	188	226	603	1,382
Net Income before taxes	13,044	24,438	29,130	126,255
Income tax	(137)	(74)	(202)	(203)
(Loss) / gain from equity method investments	(121)	(220)	(288)	19
Net Income	12,786	24,144	28,640	126,071
Preferred dividends	(643)	(857)	(1,907)	(2,552)
Net Income attributable to common stockholders	$ 12,143	$ 23,287	$ 26,733	$ 123,519
Earnings per share, basic (in dollars per share)	$ 0.3	$ 0.55	$ 0.66	$ 2.96
Weighted average number of shares outstanding, basic (in shares)	40,694,411	42,135,165	40,599,862	41,663,882
Earnings per share, diluted (in dollars per share)	$ 0.3	$ 0.55	$ 0.66	$ 2.93
Weighted average number of shares outstanding, diluted (in shares)	40,712,341	42,362,193	40,740,174	42,096,610